Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of loss before income taxes
	Years ended December 31,
(In thousands)	2020	2021	2022
Non-PRC	(54,627)	(28,212)	(15,397)
PRC	(8,603)	(17,872)	(4,367)
Total	(63,230)	(46,084)	(19,764)

Schedule of reconciliations of the income tax expenses
	Years ended December 31,
(In thousands)	2020	2021	2022
Loss before income tax	(63,230)	(46,084)	(19,764)
Income tax computed at statutory PRC income tax rate (25%)(i)	(15,808)	(11,521)	(4,941)
Differential income tax rates applicable to certain entities comprising the Group	13,121	4,061	1,791
Effect of tax holiday	824	1,786	469
Permanent differences(ii)	451	1,826	2,100
Change in valuation allowance	2,735	5,405	1,569
Accelerated deductions on research and development expenses(iii)	(1,138)	(1,313)	(827)
Income tax expenses	185	244	161

(i)	The PRC statutory income tax rate was used because the majority of the Group’s operations are based in the PRC.

(ii)	Permanent differences primarily represent non-deductible expenses.

(iii)	This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC.

Schedule of per share effect of the tax holiday
	Years ended December 31,
(In thousands)	2020	2021	2022
Effect of tax holiday	824	1,786	469
Per share effect – basic and diluted	(0.00)	(0.01)	(0.00)

Schedule of components of deferred tax assets
	Years ended December 31,
(In thousands)	2020	2021	2022
Deferred tax assets
Net operating loss carryforwards	9,416	14,808	19,814
Accrued expenses and others	414	427	(3,010)
Less: valuation allowance	(9,830)	(15,235)	(16,804)
Net deferred tax assets	—	—	—

Schedule of movement of valuation allowance
	Years ended December 31,
(In thousands)	2020	2021	2022
Balance at beginning of the year	7,095	9,830	15,235
Change of valuation allowance	2,735	5,405	1,569
Balance at end of the year	9,830	15,235	16,804